Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Inventory impairment losses recognized within cost of sales	$ 7	$ 7	$ 10